Business Combinations - Additional Information (Detail) ¥ in Millions, $ in Millions	1 Months Ended		12 Months Ended
	Jan. 31, 2023 CNY (¥)	Feb. 28, 2021 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Feb. 28, 2021 CNY (¥)	Feb. 28, 2021 USD ($)
Business Acquisition [Line Items]
Purchase consideration | ¥			¥ 326
Goodwill			22,605	¥ 22,586	$ 3,181	¥ 22,477
Restricted Cash, Current, Statement of Financial Position [Extensible Enumeration]				Restricted Cash and Cash Equivalents, Current	Restricted Cash and Cash Equivalents, Current
JOYY [Member]
Business Acquisition [Line Items]
Restricted cash | $					$ 1,600
Business Combinations 2023 | JOYY [Member]
Business Acquisition [Line Items]
Purchase consideration | $		$ 1,900
Working capital adjustment of purchase price | $								$ 100
Restricted cash | ¥							¥ 1,600
Business Combinations 2023 | JOYY [Member] | Other Noncurrent Assets [Member]
Business Acquisition [Line Items]
Other assets, noncurrent | $					$ 1,900
Business Combinations
Business Acquisition [Line Items]
Goodwill | ¥	¥ 114		¥ 357
Percentage of voting equity interests acquired at the acquisition date	100.00%
Total cash consideration | ¥	¥ 130